Schedule of Investments March 31, 2023 (Unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 69.4%
Communication Services - 4.1%
Alphabet*	4,000	$416,000
Walt Disney*	7,000	700,910
		1,116,910
Consumer Discretionary - 6.5%
Alibaba Group Holding *	2,000	204,360
Gildan Activewear	19,000	630,610
LKQ	12,200	692,472
MarineMax *	9,000	258,750
		1,786,192
Consumer Staples - 4.4%
Crimson Wine Group*	30,810	189,481
Hershey	4,000	1,017,640
		1,207,121
Energy - 9.3%
Chevron	4,000	652,640
Phillips 66	7,700	780,626
Texas Pacific Land	650	1,105,663
		2,538,929
Financials - 17.1%
Aflac	10,000	645,200
Arthur J. Gallagher	4,500	860,895
Berkshire Hathaway, Class A*	2	931,200
Berkshire Hathaway, Class B*	1,000	308,770
Brookfield Asset Management, Class A*	5,250	171,780
Brookfield Corp.	21,000	684,390
Cullen/Frost Bankers	5,500	579,370
Fifth Third Bancorp	18,000	479,520
		4,661,125
Health Care - 12.3%
Charles River Laboratories International*	2,600	524,732
DaVita*	6,000	486,660
Johnson & Johnson	4,500	697,500
Pfizer	15,000	612,000
Thermo Fisher Scientific	1,800	1,037,466
		3,358,358
Industrials - 7.4%
Aerojet Rocketdyne Holdings*	5,000	280,850
Canadian Pacific Railway	8,652	665,685
Lincoln Electric Holdings	5,500	930,050
MSC Industrial Direct	1,820	152,880
		2,029,465
Information Technology - 4.7%
Keysight Technologies*	1,700	274,516
Microsoft	3,500	1,009,050
		1,283,566
Materials - 2.2%
Vulcan Materials	3,500	600,460

Real Estate - 1.4%
Weyerhaeuser - REIT	12,800	385,664
Total Common Stocks
(Cost $8,526,620)		18,967,790

CORPORATE BONDS - 20.9%	Par
Communication Services - 1.2%
TWDC Enterprises 18
3.000%, 02/13/2026	$325,000	314,195

Consumer Discretionary - 4.0%
Genuine Parts
1.750%, 02/01/2025	500,000	472,407
Newell Rubbermaid
3.900%, 11/01/2025	250,000	233,463
Tractor Supply
1.750%, 11/01/2030	500,000	397,738
		1,103,608
Financials - 5.1%
Charles Schwab
5.375%, 06/01/2025	500,000	476,250
Old Republic International
3.875%, 08/26/2026	500,000	478,606
Prudential Financial
5.125%, 03/01/2052	500,000	441,821
		1,396,677
Health Care - 3.6%
Cardinal Health
3.500%, 11/15/2024	500,000	487,639
Laboratory Corporation of America Holdings
3.600%, 02/01/2025	500,000	486,328
		973,967
Industrials - 4.4%
Boeing
2.196%, 02/04/2026	500,000	464,254
General Electric
8.196% (Quarterly LIBOR USD + 3.330%), Perpetual (a)	230,000	230,633
Hexcel
4.950%, 08/15/2025 (b)	250,000	245,295
Keysight Technologies
4.550%, 10/30/2024	250,000	247,378
		1,187,560
Information Technology - 0.9%
KLA Tencor
4.650%, 11/01/2024	250,000	249,405

Utilities - 1.7%
Black Hills
1.037%, 08/23/2024	500,000	470,582
Total Corporate Bonds
(Cost $6,041,721)		5,695,994

UNITED STATES GOVERNMENT BONDS - 5.4%
United States Treasury Bonds
0.125%, 04/30/2023	500,000	498,308
0.125%, 05/31/2023	500,000	496,318
1.375%, 09/30/2023	500,000	491,914
Total United States Government Bonds
(Cost $1,488,530)		1,486,540

MUNICIPAL BOND - 1.9%
Iowa - 1.9%
Coralville
7.500%, 06/01/2028
(Cost $544,502)	500,000	511,473

SHORT-TERM INVESTMENT - 1.1%	Shares
First American Government Obligations, Class Z, 4.61% (c)
(Cost 299,476)	299,476	299,476

Total Investments - 98.7%
Cost ($16,900,849)		26,961,273
Other Assets and Liabilities, Net - 1.3%		343,835
Total Net Assets - 100.0%		$27,305,108

*	Non-income producing security.
REIT -	Real Estate Investment Trust
(a)	Variable Rate Security. The rate shown is the effective rate as of March 31, 2023.
(b)	Step-up bond. The rate shown is the effective rate as of March 31, 2023.
(c)	The rate shown is the annualized seven-day effective yield as of March, 31 2023.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,967,790	$-	$-	$18,967,790
Corporate Bonds	-	5,695,994	-	5,695,994
United States Government Bonds	-	1,486,540	-	1,486,540
Municipal Bond	-	511,473	-	511,473
Short-Term Investment	299,476	-	-	299,476
Total Investments in Securities	$19,267,266	$7,694,007	$-	$26,961,273

Refer to the Schedule of Investments for further information on the classifications of investments.